Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Plant and Equipment

Note 7 – Plant and Equipment

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Office equipment	$20,405	$19,895
Software	$71,062	$69,298
Furniture and fittings	$21,736	$21,187
Renovation	$21,300	$20,761
Space component	$911,486	$888,458
Ground component	$36,596	$35,671
Ground component under construction	$407,639	$397,341
	$1,490,224	$1,452,611
Less: Accumulated depreciation and amortization	$(479,489)	$(361,098)
Less: Written off	(12,446)	-
Foreign exchange translation	$65,134	$29,230
Total	$1,063,423	$1,120,743

As of June 30, 2025 and December 31, 2024, the depreciation and amortization expense, classified as operating expenses, were $110,009 and $210,580 respectively. During the six-month period ended June 30, 2025, the Company wrote off certain renovation and ground component with a carrying amount of USD12,446. The write-off was recognized because these assets were not generating the expected economic benefits and had been idled from use.